Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenues	$ 405,642	$ 513,923	$ 799,664	$ 1,057,428
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(944)	(26,057)	(8,607)	(48,721)
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	122,315	100,904	237,621	202,084
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	112,172	89,431	217,221	178,378
Teekay LNG | Liquefied Gas Carriers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	1,439	8,564	9,418	17,555
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	10,143	11,473	20,400	23,706
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	171,659	108,789	340,124	239,274
Teekay Parent | Operating Segments
Segment Reporting Information [Line Items]
Revenues	112,612	65,495	230,526	123,861
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	1,757	0	3,924
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	66,429	48,173	132,399	92,515
Teekay Parent | Teekay Parent, Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues	46,183	15,565	98,127	27,422
Teekay Offshore | Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	264,792	0	540,930
Teekay Offshore | Teekay Offshore | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	14,207	0	24,218
Teekay LNG and Offshore | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	1,439	22,771	9,418	41,773
FPSO contracts
Segment Reporting Information [Line Items]
Revenues	66,429	158,420	132,399	315,617
FPSO contracts | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
FPSO contracts | Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
FPSO contracts | Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
FPSO contracts | Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
FPSO contracts | Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues		0		0
FPSO contracts | Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	66,429	48,173	132,399	92,515
FPSO contracts | Teekay Parent | Teekay Parent, Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues	$ 0	0	$ 0	0
FPSO contracts | Teekay Offshore | Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Revenues		110,247		223,102
Net pool revenues
Segment Reporting Information [Line Items]
Revenues		34,857		84,213
Net pool revenues | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues		0		0
Net pool revenues | Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues		0		0
Net pool revenues | Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues		0		0
Net pool revenues | Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues		33,100		80,289
Net pool revenues | Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues		1,757		3,924
Net pool revenues | Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues		0		0
Net pool revenues | Teekay Parent | Teekay Parent, Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues		0		0
Net pool revenues | Teekay Offshore | Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Revenues		$ 0		$ 0